CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Consolidated Statement Of Comprehensive Income [line items]
Net income	$ 151	$ 122	$ 328	$ 155
Other comprehensive income (loss) that will not be reclassified to net income (loss)
Revaluations of property, plant and equipment	(2)	19	(44)	17
Actuarial gain (loss) on defined benefit plans	(5)	15	(6)	20
Deferred tax recovery (expense) on above item	10	(8)	10	(12)
Unrealized gain (loss) on investments in equity securities	2	(4)	2	(9)
Equity-accounted investments	(4)	4	6	4
Total items that will not be reclassified to net income	1	26	(32)	20
Other comprehensive income (loss) that may be reclassified to net income
Foreign currency translation	599	(890)	871	(106)
Gain (loss) arising during the period on financial instruments designated as cash-flow hedges	50	27	178	(6)
Gain on foreign exchange swaps net investment hedge	0	97	(19)	52
Reclassification adjustments for amounts recognized in net income (loss)	(23)	36	(72)	92
Deferred income taxes on above items	(3)	(30)	(14)	(46)
Equity-accounted investments	(17)	(26)	(24)	(4)
Total items that may be reclassified subsequently to net income (loss)	606	(786)	920	(18)
Other comprehensive income (loss)	607	(760)	888	2
Comprehensive income (loss)	758	(638)	1,216	157
Other comprehensive income (loss) that may be reclassified to net income
Preferred limited partners' equity	10	12	20	23
Limited partners' equity	41	(123)	62	(3)
Comprehensive income (loss)	758	(638)	1,216	157
Participating non-controlling interests – in operating subsidiaries
Consolidated Statement Of Comprehensive Income [line items]
Net income	167	96	352	182
Other comprehensive income (loss) that may be reclassified to net income
Other comprehensive income (loss)	433	(477)	602	(105)
Other comprehensive income (loss) that may be reclassified to net income
Non-controlling interests	600	(381)	954	77
General partnership interest in a holding subsidiary held by Brookfield
Consolidated Statement Of Comprehensive Income [line items]
Net income	27	23	55	47
Other comprehensive income (loss) that may be reclassified to net income
Other comprehensive income (loss)	1	(1)	2	1
Other comprehensive income (loss) that may be reclassified to net income
Non-controlling interests	28	22	57	48
Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield
Consolidated Statement Of Comprehensive Income [line items]
Net income	(20)	(7)	(38)	(38)
Other comprehensive income (loss) that may be reclassified to net income
Other comprehensive income (loss)	49	(80)	82	36
Other comprehensive income (loss) that may be reclassified to net income
Non-controlling interests	29	(87)	44	(2)
BEPC exchangeable shares
Other comprehensive income (loss) that may be reclassified to net income
Non-controlling interests	26	(77)	39	(2)
Preferred equity
Consolidated Statement Of Comprehensive Income [line items]
Net income	6	6	13	13
Other comprehensive income (loss) that may be reclassified to net income
Other comprehensive income (loss)	11	(17)	13	(11)
Other comprehensive income (loss) that may be reclassified to net income
Non-controlling interests	17	(11)	26	2
Perpetual subordinated notes
Consolidated Statement Of Comprehensive Income [line items]
Net income	7	7	14	14
Other comprehensive income (loss) that may be reclassified to net income
Non-controlling interests	$ 7	$ 7	$ 14	$ 14